Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 3.8	$ 57.7	$ 21.5
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	125.9	120.9	116.5
Net unrealized translation loss (gain)	16.0	(22.7)	(65.1)
Net unrealized gain on interest rate swaps	(12.3)	(22.9)	(14.6)
Impairments of goodwill and intangible assets		3.3	48.1
Non-cash payment-in-kind interest accretion			3.0
Share-based compensation expense	0.9	2.3	3.4
Amortization of debt issuance costs	11.5	9.6	9.6
Deferred income tax (benefit) provision	(37.8)	(15.3)	1.2
Loss on extinguishment of long-term debt	25.5
Other, net	3.8	6.0	7.0
Changes in working capital, net of business acquisitions:
Trade accounts receivable	(14.3)	(23.3)	(49.9)
Inventories	(4.1)	6.9	(34.2)
Other current and non-current assets	(10.8)	(15.0)	(20.2)
Accounts payable	(32.0)	(9.2)	41.0
Accrued expenses and other liabilities	(41.4)	41.0	55.0
Net cash provided by operating activities	34.7	139.3	122.3
Cash flows from investing activities:
Acquisitions of businesses, net of cash acquired	(113.3)	(168.5)	(32.8)
Capital expenditures	(51.8)	(42.5)	(41.6)
Proceeds from sales of property and equipment	3.0	1.8
Other investing activities	1.2
Net cash used in investing activities	(160.9)	(209.2)	(74.4)
Cash flows from financing activities:
Proceeds from debt	1,424.1	545.1	115.0
Repayment of debt	(1,287.0)	(460.8)	(138.2)
Net change in bank overdrafts	55.5	105.4	(18.9)
Net change in compensating cash balance	(61.5)	(100.0)	19.6
Proceeds from equity incentive plans	0.4	2.8	1.7
Debt issuance costs	(17.1)	(0.9)
Repurchase of redeemable equity units	(16.1)	(1.3)	(1.5)
Net cash provided by (used in) financing activities	98.3	90.3	(22.3)
Effect of exchange rate changes on cash	3.1	2.1	(7.9)
Net (decrease) increase in cash and cash equivalents	(24.8)	22.5	17.7
Cash and cash equivalents beginning of period	164.6	142.1	124.4
Cash and cash equivalents end of period	139.8	164.6	142.1
Supplemental disclosures of cash flow information:
Cash paid for interest	207.9	207.6	167.2
Cash paid for income taxes, net	$ 45.7	$ 26.8	$ 24.1